Derivative financial instruments (Details of derivative financial liabilities) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	¥ 295,001	¥ 450,708
Less: non-current portion	188,139	200,408
Current portion	106,862	250,300
Hedging instruments for cash flow hedge (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	45,111	243,045
Less: non-current portion	10,358	39,684
Hedging instruments for cash flow hedge (exchange forward contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	68,853	42,082
Less: non-current portion	17,551	13,641
Hedging instruments for cash flow hedge (interest rate swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts	181,037	162,594
Less: non-current portion	¥ 160,230	145,590
Financial instruments at fair value through profit or loss (fuel swap contracts)
Details of derivative financial instruments [line items]
Derivative financial liabilities, Carrying amounts		2,987
Less: non-current portion		¥ 1,493